Business Combination	9 Months Ended
Sep. 30, 2019
Successor [Member]
Business Combination

4. BUSINESS COMBINATION

On June 6, 2018, NESR consummated the Business Combination and related financing transactions, acquiring all of the issued and outstanding equity interests of NPS and GES.

Accounting treatment

The Business Combination is accounted for under ASC 805. Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. Refer to Note 2, Basis of Presentation, for more information. NPS and GES both constitute businesses, with inputs, processes, and outputs. Accordingly, the acquisition of NPS and GES both constitute the acquisition of a business for purposes of ASC 805 and due to the change in control of each of NPS and GES was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from NPS and GES.

The following table summarizes the final allocation of the purchase price (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,685	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	3,665	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	24,098	8,053
Other liabilities	22,363	9,910
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	307,662	141,216
Total fair value of net assets acquired	191,328	113,409
Goodwill	399,325	175,439
Total gross consideration	$590,755	$288,848

In the 2019 Successor Period, the Company updated its valuation of certain identifiable assets and liabilities. These measurement period changes resulted in an increase of $3.2 million to goodwill in the 2019 Successor Period as compared to the amounts recorded as of December 31, 2018. For NPS, current liabilities increased by $3.2 million in the 2019 Successor Period due to income tax return-to-accrual adjustments that resulted from the filing of the 2018 income tax returns. For GES, other liabilities increased by $1.1 million due to an additional provision for uncertain tax positions.

The impact of these adjustments on the 2019 Successor Period was not material to the condensed consolidated interim financial statements.

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The final allocation to intangible assets is as follows (in thousands):

Intangible assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

Goodwill

$574.8 million has been allocated to goodwill as of September 30, 2019. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. The goodwill is not amortizable for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces at the Subsidiaries.

In accordance with FASB ASC Topic 350, “Goodwill and Other Intangible Assets,” goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Unaudited pro forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for the Predecessor Period ended June 6, 2018 (in thousands):

Period from January 1 to September 30, 2018
Revenues	$394,495
Net income	8,971

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a combined company during the periods presented and are not necessarily indicative of consolidated results of operations in future periods. The pro forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Business Combination are included in the earliest period presented.